THE
                               FBR FAMILY OF FUNDS
                    ---------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND


                                FBR FUNDS (LOGO)
                                {GRAPHIC OMITTED}


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997

                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
                             LETTER TO SHAREHOLDERS

                                                                   June 16, 1997

Dear Shareholders:

     We are pleased to present the first semi-annual report of The FBR Family of Funds. The FBR Family of Funds operates on an October fiscal year end. Enclosed you will find detailed financial statements for our three funds, including complete summaries of portfolio investments, for the period ended April 30, 1997.

     The FBR Family of Funds commenced investment operations on January 3, 1997. The initial net asset value ("NAV") of each fund was $12.00. On April 30, 1997, the NAV of the FBR Financial Services Fund, FBR Small Cap Financial Fund and FBR Small Cap Growth/Value Fund stood at $12.68, $12.74, and $11.70, respectively. This represents a total investment return of 5.67% for FBR Financial Services Fund, 6.17% for FBR Small Cap Financial Fund and minus 2.50% for FBR Small Cap Growth/Value Fund. During this period total net assets grew from our seed capital of $100,000 to over $17.1 million. We will provide more in-depth commentary from the portfolio managers with our upcoming quarterly shareholder communication.

     We appreciate your investment in our funds, and would be pleased to respond to any questions or comments. If you have any questions, please call The FBR Family of Funds toll-free information line at 1-888-888-0025.



Sincerely,



/s/  ERIC F. BILLINGS


Eric F. Billings
Chairman
The FBR Family of Funds

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                            PORTFOLIO OF INVESTMENTS
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------

         COMMON STOCKS -- 89.6%
         BANKS - COMMERCIAL -- 8.4%
 1,000   Amsouth Bancorp ..................... $   52,750
 2,000   Associated Banc-Corp ................     74,500
 2,500   First Bank Puerto Rico ..............     65,312
 3,700   North Fork Bancorporation, Inc. .....    146,612
 1,500   Pacific Century Financial Corp. .....     64,125
 2,000   Southern National Corp.** ...........     78,500
 3,100   Union Planters Corp. ................    138,337
 1,500   UnionBanCal Corp. ...................     85,875
                                               ----------
                                                  706,011
                                               ----------
         BANKS - MONEY CENTER -- 15.8%
 2,400   Bank of New York Co., Inc.** ........     94,800
 1,700   BankAmerica Corp. ...................    198,687
 3,000   BankBoston Corp. ....................    218,250
 2,700   Chase Manhattan Corp. ...............    250,087
 1,300   Citicorp ............................    146,413
 4,100   First Chicago NBD Corp. .............    230,625
   800   J.P. Morgan & Co. Inc. ..............     81,500
 1,200   Republic New York Corp. .............    109,950
                                               ----------
                                                1,330,312
                                               ----------
         BANKS - SUPER REGIONAL -- 20.1%
 1,600   Banc One Corp. ......................     67,800
 1,300   Comerica, Inc. ......................     76,050
 2,500   CoreStates Financial Corp. ..........    126,562
 1,500   First Bank System, Inc. .............    115,125
 2,900   First Union Corp. ...................    243,600
 1,400   Fleet Financial Group, Inc. .........     85,400
 2,500   Key Corp. ...........................    130,312
 2,000   Mellon Bank Corp. ...................    166,250
 3,300   NationsBank Corp. ...................    199,237
 3,300   Norwest Corp. .......................    164,587
 3,800   PNCBank Corp. .......................    156,275
   600   Wells Fargo & Co. ...................    160,050
                                               ----------
                                                1,691,248
                                               ----------
         FINANCIAL SERVICES -- 10.0%
 2,800   Associates First Capital Corp.** ....    143,500
 2,000   Beneficial Corp. ....................    128,000
 2,500   Charles Schwab Corp. ................     91,562
 2,000   CMAC Investment Corp. ...............     76,000



--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------
         FINANCIAL SERVICES (CONTINUED)
 2,500   FannieMae ........................... $  102,813
 3,200   PMI Group Inc. (The)** ..............    163,600
 1,100   Student Loan Marketing Association ..    130,075
                                               ----------
                                                  835,550
                                               ----------
         INSURANCE - LIFE/HEALTH -- 3.7%
 3,000   AmerUs Life Holdings, Inc.,
           Class A* ..........................     69,000
 1,000   Jefferson-Pilot Corp. ...............     57,750
 2,700   SunAmerica, Inc. ....................    124,200
 1,000   Torchmark Corp. .....................     62,125
                                               ----------
                                                  313,075
                                               ----------
         REAL ESTATE INVESTMENT TRUST -- 1.0%
 5,500   CRIIMI MAE, Inc. ....................     85,938
                                               ----------
         SAVINGS & LOANS - SAVINGS BANKS -- 30.6%
 6,500   Astoria Financial Corp. .............    254,313
 4,500   Charter One Financial, Inc. .........    200,250
   700   Coast Savings Financial, Inc.* ......     28,175
 1,100   Collective Bancorp, Inc. ............     44,963
 3,200   Commercial Federal Corp. ............    107,200
 4,600   Dime Bancorp, Inc.* .................     74,175
 5,000   Dime Community Bancorp, Inc.* .......     88,438
 4,100   Downey Financial Corp. ..............     79,438
 2,500   First Financial Corp.** .............     65,938
 8,200   FirstFed Financial Corp.* ...........    191,675
 5,500   GA Financial, Inc. ..................     86,625
 3,600   Glendale Federal Bank FSB* ..........     89,550
 2,700   Golden West Financial Corp. .........    175,500
 1,800   Great Western Financial Corp. .......     75,600
 3,500   Greenpoint Financial Corp. ..........    193,813
 6,400   Ocean Financial Corp. ...............    189,200
 2,700   Peoples Heritage Financial Group,
           Inc. ..............................     84,713
 5,000   PFF Bancorp, Inc.* ..................     71,250
 5,300   Roslyn Bancorp, Inc.* ...............     86,125
 2,400   TCF Financial Corp. .................     98,100
 5,200   Washington Federal, Inc.** ..........    124,800
 3,200   Washington Mutual, Inc. .............    158,000
                                               ----------
                                                2,567,841
                                               ----------
         Total Common Stocks
           (Cost $7,578,436) .................  7,529,975
                                               ----------

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
 PRINCIPAL                                       MARKET
  AMOUNT                                          VALUE
--------------------------------------------------------------------------------

           SHORT-TERM INVESTMENT -- 9.1%
           REPURCHASE AGREEMENT -- 9.1%
765,678    Bear, Stearns & Co. Inc.
              (Agreement dated 04/30/97
              to be repurchased at $765,790,
              collateralized by $1,745,000
              Resolution Trust Corp., CMO,
              6.259%, due 02/25/20. Value
              of collateral at maturity
              is $783,365.) 5.27%, 05/01/97
              (Cost $765,678) ................ $  765,678
                                               ----------
            Total Investments -- 98.7%
              (Cost $8,344,114) ..............  8,295,653

            Other Assets in Excess
              of Liabilities -- 1.3% .........    109,354
                                               ----------
            Net Assets -- 100.0% ............. $8,405,007
                                               ==========


------------
 * Non-income producing.
** Security or a portion thereof is out on loan.
CMO -- Collateralized Mortgage Obligation.

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                          FBR SMALL CAP FINANCIAL FUND
                            PORTFOLIO OF INVESTMENTS
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------

         COMMON STOCKS -- 87.0%
         BANKS - COMMERCIAL -- 2.4%
 3,900   Commercial Bank of New York .........  $  61,425
 5,500   First Savings Bancorp, Inc. .........    108,625
                                               ----------
                                                  170,050
                                               ----------
         INSURANCE - PROPERTY & CASUALTY -- 0.6%
 3,000   Old Guard Group, Inc.* ..............     41,625
                                               ----------
         SAVINGS & LOANS - SAVINGS BANKS -
           CENTRAL -- 17.8%
 6,700   Cameron Financial Corp. .............    110,550
 2,300   Delphos Citizens Bancorp, Inc.* .....     29,900
 4,300   Enterprise Federal Bancorp, Inc. ....     68,800
 8,700   Fidelity Financial of Ohio, Inc. ....    115,275
 5,000   First Defiance Financial Corp. ......     63,750
   500   Flagstar Bancorp, Inc.* .............      6,562
 2,500   Great American Bancorp, Inc. ........     40,312
 4,600   Hemlock Federal Financial Corp.*/** .     59,225
 1,500   HMN Financial, Inc.* ................     28,875
 3,300   Home Bancorp of Elgin, Inc. .........     49,500
 3,800   Landmark Bancshares, Inc. ...........     74,575
 2,100   Lexington B & L Financial Corp.* ....     30,187
 4,200   Marion Capital Holdings .............     92,137
 6,900   North Central Bancshares, Inc. ......    108,244
 7,800   Park Bancorp, Inc.* .................    113,587
 2,500   QCF Bancorp, Inc.* ..................     49,375
 4,500   Western Ohio Financial Corp. ........     99,000
 9,000   Westwood Homestead Financial
           Corp. .............................    114,750
                                               ----------
                                                1,254,604
                                               ----------
         SAVINGS & LOANS - SAVINGS BANKS -
           EAST -- 43.6%
 3,300   Abington Bancorp, Inc. ..............     70,950
 4,700   Affiliated Community Bancorp, Inc. ..    117,500
 4,800   Ambanc Holding Company, Inc.* .......     65,400
 2,000   Andover Bancorp, Inc. ...............     54,500



--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------
         SAVINGS & LOANS - SAVINGS BANKS -
           EAST (CONTINUED)
 1,400   Bankers Corp. .......................  $  34,825
 4,000   BostonFed Bancorp, Inc. .............     61,000
 6,600   Catskill Financial Corp. ............     94,875
 2,000   Commonwealth Bancorp, Inc. ..........     28,750
 2,000   Continental Bank of Garden City* ....     53,000
 1,700   Dime Community Bancorp, Inc.* .......     30,069
 6,400   Dime Financial Corp. ................    120,800
 3,900   First Bell Bancorp, Inc. ............     57,037
 3,700   First Bergen Bancorp ................     50,412
 4,100   First Federal Savings & Loan
           Association of East Hartford ......     94,300
 3,000   First Shenango Bancorp, Inc.** ......     73,125
 8,000   FIRSTFED AMERICA BANCORP,
           Inc.* .............................    112,000
 6,000   GA Financial, Inc. ..................     94,500
 2,100   Harris Savings Bank .................     43,050
 3,300   Haven Bancorp, Inc. .................    105,187
 1,500   MASSBANK Corp. ......................     60,094
 2,000   Medford Savings Bank ................     51,750
 4,700   ML Bancorp, Inc. ....................     76,375
 5,200   Ocean Financial Corp. ...............    153,725
 8,300   Peekskill Financial Corp. ...........    112,050
 5,900   PennFed Financial Services, Inc. ....    140,125
 2,400   People's Bank** .....................     72,000
 2,500   Pittsburgh Home Financial Corp. .....     36,875
 5,000   Progress Financial Corp. ............     42,813
 2,600   Progressive Bank, Inc. ..............     62,400
 4,200   Reliance Bancorp, Inc. ..............     95,025
 5,400   Roslyn Bancorp, Inc.*/** ............     87,750
 3,200   SIS Bancorp, Inc. ...................     83,200
 4,400   Statewide Financial Corp. ...........     68,475
 4,600   TF Financial Corp. ..................     78,775
 4,600   TR Financial Corp. ..................    170,775
 2,000   Trenton Savings Bank FSB** ..........     38,000
 3,000   Warren Bancorp, Inc. ................     46,500
 6,300   Wayne Bancorp, Inc. .................    104,738
 2,200   Webster Financial Corp. .............     81,537
 4,700   WSFS Financial Corp.* ...............     56,694
                                               ----------
                                                3,080,956
                                               ----------

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                          FBR SMALL CAP FINANCIAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------
         SAVINGS & LOANS - SAVINGS BANKS -
           SOUTH -- 9.6%
 5,300   Acadiana BancShares, Inc. ........... $   95,400
 1,500   Community Savings, F.A. .............     32,063
 5,400   Fed One Bancorp, Inc. ...............     99,900
 3,900   First Federal Bancshares of
           Arkansas, Inc. ....................     70,200
 3,700   GS Financial Corp.* .................     52,031
 5,800   Harrodsburg First Financial Bancorp .     89,900
 1,000   ISB Financial Corp. .................     22,500
 2,000   Life Bancorp, Inc. ..................     37,250
 4,500   Little Falls Bancorp, Inc. ..........     59,063
 6,800   Texarkana First Financial Corp. .....    117,300
                                               ----------
                                                  675,607
                                               ----------
         SAVINGS & LOANS - SAVINGS BANKS -
           WEST -- 13.0%
 1,500   Bay View Capital Corp. ..............     72,844
 2,400   Crazy Woman Creek Bancorp, Inc. .....     31,800
 5,100   First Colorado Bancorp, Inc.** ......     81,600
 4,000   First Savings Bank of Washington
           Bancorp, Inc. .....................     84,000
 7,100   FirstFed Financial Corp.* ...........    165,963
 4,300   HF Bancorp, Inc.* ...................     60,738
 7,700   ITLA Capital Corp.* .................    110,688
 5,000   Klamath First Bancorp ...............     88,750
 3,300   Pacific Crest Capital, Inc.*/** .....     42,075
 5,000   PFF Bancorp, Inc.* ..................     71,250
 2,000   Provident Financial Holdings, Inc.* .     30,500
 4,300   Quaker City Bancorp, Inc.* ..........     77,400
                                               ----------
                                                  917,608
                                               ----------
         Total Common Stocks
           (Cost $6,136,695) .................  6,140,450
                                               ----------



--------------------------------------------------------------------------------
 PRINCIPAL                                       MARKET
  AMOUNT                                          VALUE
--------------------------------------------------------------------------------

           SHORT-TERM INVESTMENT -- 14.0%
           REPURCHASE AGREEMENT -- 14.0%
 984,906   Bear, Stearns & Co. Inc.
            (Agreement dated 04/30/97
            to be repurchased at $985,051,
            collateralized by $2,245,000
            Resolution Trust Corp., CMO,
            6.259%, due 02/25/20.
            Value of collateral at
            maturity is $1,007,825.)
            5.27%, 05/01/97
            (Cost $984,906) .................. $  984,906
                                               ----------
           Total Investments -- 101.0%
            (Cost $7,121,601) ................  7,125,356

           Liabilities in Excess
            of Other Assets -- (1.0)% ........    (70,845)
                                               ----------
           Net Assets -- 100.0% .............. $7,054,511
                                               ==========


-------------
 * Non-income producing.
** Security or a portion thereof is out on loan.
CMO -- Collateralized Mortgage Obligation.

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                         FBR SMALL CAP GROWTH/VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------

         COMMON STOCKS -- 87.7%
         BUSINESS SERVICES -- 18.0%
  5,000  American List Corp. ................. $  115,625
  1,200  Barra, Inc.* ........................     31,200
    200  Catalina Marketing Corp.* ...........      6,300
  2,000  Duff & Phelps Credit Rating Co. .....     52,250
  1,300  Fair Isaac & Co., Inc. ..............     41,112
  6,000  Warrantech Corp.* ...................     59,250
                                               ----------
                                                  305,737
                                               ----------
         BUSINESS SERVICES - TECHNOLOGY -- 0.2%
    400  Credit Management Solutions, Inc.* ..      3,600
                                               ----------
         COMMUNICATIONS -- 1.8%
  1,400  Vertex Communications Corp.* ........     29,575
                                               ----------
         FINANCE - SPECIALTY -- 13.8%
  3,500  CRIIMI MAE, Inc. ....................     54,687
  2,600  First Alliance Corp.* ...............     53,300
  3,000  Investment Technology Group, Inc.* ..     57,000
  1,000  Jefferies Group, Inc.** .............     46,375
    100  Resource America, Inc., Class A .....      1,950
  1,500  Ugly Duckling Corp.*/** .............     21,188
                                               ----------
                                                  234,500
                                               ----------
         GAMING -- 10.2%
  1,000  Colonial Downs Holdings, Inc.,
           Class A* ..........................      7,125
 12,000  Penn National Gaming, Inc.* .........    165,000
                                               ----------
                                                  172,125
                                               ----------
         HEALTH SERVICES -- 1.0%
  1,000  Lifeline Systems, Inc.* .............     16,375
                                               ----------
         HOLDING COMPANIES -- 1.1%
  1,200  PCA International, Inc. .............     19,200
                                               ----------
         INSURANCE - LIFE -- 3.3%
  1,450  Life Re Corp. .......................     56,006
                                               ----------
         INSURANCE - PROPERTY & CASUALTY -- 8.3%
    900  Markel Corp.* .......................     99,000
 10,000  PICO Holdings, Inc.*/** .............     42,500
                                               ----------
                                                  141,500
                                               ----------



--------------------------------------------------------------------------------
                                                 MARKET
SHARES                                            VALUE
--------------------------------------------------------------------------------
         MANUFACTURING - SPECIALTY -- 8.2%
  1,000  Action Performance Companies, Inc.* .  $  26,375
    500  Blount International, Inc., Class A .     20,250
    100  Dionex Corp.* .......................      4,887
    400  General Instrument Corp.* ...........      9,350
  3,000  General Scanning, Inc.* .............     34,500
    200  Kaydon Corp. ........................      8,850
  3,000  TransAct Technologies, Inc.* ........     34,875
                                               ----------
                                                  139,087
                                               ----------
         MOTOR SPORTS -- 10.7%
  3,100  Dover Downs Entertainment, Inc. .....     50,763
  6,000  Grand Prix Association of Long
           Beach, Inc.* ......................     67,500
  2,900  International Speedway Corp.,
           Class B ...........................     53,650
    200  Penske Motorsports, Inc.*/** ........      5,875
    200  Speedway Motorsports, Inc.*/** ......      4,175
                                               ----------
                                                  181,963
                                               ----------
         MOVIES & ENTERTAINMENT -- 6.2%
  2,000  Carmike Cinemas, Inc., Class A*/** ..     62,000
  2,000  Gaylord Entertainment Co., Inc.,
           Class A ...........................     42,250
                                               ----------
                                                  104,250
                                               ----------
         POWER PRODUCERS -- 2.7%
    700  AES Corp.* ..........................     45,675
                                               ----------
         TRANSPORT -- 2.2%
  1,100  Air Express International Corp. .....     37,675
                                               ----------
         Total Common Stocks
           (Cost $1,526,774) .................  1,487,268
                                               ----------

 NUMBER OF
 CONTRACTS
-----------
           CALL OPTIONS -- 6.4%
           BANKS - REGIONAL -- 6.4%
     50     Bank of New York Co., Inc.,
              Expiring 10/17/97 @ $35.00* ....     28,750
     50     Bank of New York Co., Inc.,
              Expiring 10/17/97 @ $40.00* ....     12,813

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                         FBR SMALL CAP GROWTH/VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
NUMBER OF                                        MARKET
CONTRACTS                                         VALUE
--------------------------------------------------------------------------------
           BANKS - REGIONAL (CONTINUED)
     20    Fleet Financial Group, Inc.,
              Expiring 10/17/97 @ $ 60.00* ... $   10,625
     20    NationsBank Corp.,
              Expiring 01/16/98 @ $ 57.50* ...     15,750
     20    Wells Fargo & Co.,
              Expiring 01/15/99 @ $ 320.00* ..     41,000
                                               ----------
           Total Call Options
              (Cost $104,293) ................    108,938
                                               ----------

 SHARES
--------
           WARRANTS -- 0.6%
           BANKS - REGIONAL -- 0.6%
    100    Bank of New York Co., Inc.,
              Expiring 11/29/98 @ $ 15.50*
              (Cost $7,495) ..................      9,550
                                               ----------




--------------------------------------------------------------------------------
 PRINCIPAL                                       MARKET
  AMOUNT                                          VALUE
--------------------------------------------------------------------------------

          SHORT-TERM INVESTMENT -- 6.7%
          REPURCHASE AGREEMENT -- 6.7%
 114,629  Bear, Stearns & Co. Inc.
           (Agreement dated 04/30/97
           to be repurchased at $114,646,
           collateralized by $265,000
           Resolution Trust Corp., CMO,
           6.259%, due 02/25/20. Value
           of collateral at maturity is
           $118,964.) 5.27%, 05/01/97
           (Cost $114,629) ................... $  114,629
                                                ----------
         Total Investments -- 101.4%
           (Cost $1,753,191) .................  1,720,385

          Liabilities in Excess
           of Other Assets -- (1.4)% .........    (23,885)
                                               ----------
          Net Assets -- 100.0% ............... $1,696,500
                                               ==========


----------
 * Non-income producing.
** Security or a portion thereof is out on loan.
CMO -- Collateralized Mortgage Obligation.

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)


                                                                     FBR                  FBR                   FBR
                                                                  FINANCIAL            SMALL CAP             SMALL CAP
                                                                SERVICES FUND       FINANCIAL FUND       GROWTH/VALUE FUND
                                                                -------------       --------------       -----------------
ASSETS
   Investments, at value (cost -- $8,344,114, $7,121,601,
    $1,753,191, respectively) .................................  $8,295,653           $7,125,356            $1,720,385
   Receivable for Fund shares sold ............................     119,736               72,713                18,500
   Receivable for investments sold ............................          --               48,205                    --
   Receivable from investment adviser .........................      17,151               21,217                27,116
   Dividends and interest receivable ..........................      11,436                7,619                   441
   Prepaid organization costs and other assets ................      71,631               71,630                71,630
                                                                 ----------           ----------            ----------
     Total assets .............................................   8,515,607            7,346,740             1,838,072
                                                                 ----------           ----------            ----------
LIABILITIES
   Payable for investments purchased ..........................          --              179,706                33,675
   Distribution fee payable ...................................       2,274                1,602                   512
   Accrued expenses and other liabilities .....................      34,887               37,482                34,437
   Organization expenses payable ..............................      73,439               73,439                72,948
                                                                 ----------           ----------            ----------
     Total liabilities ........................................     110,600              292,229               141,572
                                                                 ----------           ----------            ----------
NET ASSETS
   Capital stock (unlimited number of shares authorized,
    with no par value) ........................................   8,539,569            7,037,038             1,754,783
   Undistributed net investment income/(loss) .................      14,251                9,671                  (508)
   Accumulated net realized gain/(loss) from investments ......    (100,352)               4,047               (24,969)
   Net unrealized appreciation/(depreciation) on
    investments and options transactions ......................     (48,461)               3,755               (32,806)
                                                                 ----------           ----------            ----------
     Net assets applicable to shares outstanding ..............  $8,405,007           $7,054,511            $1,696,500
                                                                 ==========           ==========            ==========

   Net assets .................................................  $8,405,007           $7,054,511            $1,696,500
                                                                 ----------           ----------            ----------
   Shares outstanding .........................................     662,660              553,556               145,061
                                                                 ----------           ----------            ----------
   Net asset value, offering and redemption price per share ...      $12.68               $12.74                $11.70
                                                                 ==========           ==========            ==========


The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
       FOR THE PERIOD JANUARY 3, 1997* THROUGH APRIL 30, 1997 (UNAUDITED)

                                                                     FBR                  FBR                   FBR
                                                                  FINANCIAL            SMALL CAP             SMALL CAP
                                                                SERVICES FUND       FINANCIAL FUND       GROWTH/VALUE FUND
                                                                -------------       --------------       -----------------
INVESTMENT INCOME
   Dividends .................................................   $  29,436            $ 20,836              $  2,091
   Interest ..................................................       7,187               7,030                 2,739
                                                                 ---------            --------              --------
                                                                    36,623              27,866                 4,830
                                                                 ---------            --------              --------


EXPENSES
   Audit and legal fees ......................................       8,971               8,971                 8,971
   Federal and state registration fees .......................       8,752               9,335                 8,435
   Advisory fees .............................................      12,203               9,924                 2,912
   Printing ..................................................       6,329               6,329                 6,329
   Trustees' fees and expenses ...............................       5,050               5,050                 5,050
   Amortization of organization expenses .....................       4,832               4,832                 4,832
   Custodian fees and expenses ...............................       5,043               5,874                 1,978
   Administration and accounting fees ........................       3,286               3,095                 2,511
   Transfer agent fees and expenses ..........................       2,722               2,722                 2,722
   Distribution fees .........................................       3,390               2,757                   809
   Other .....................................................       3,589               3,589                 3,589
                                                                 ---------            --------              --------
     Total expenses before waivers and reimbursements ........      64,167              62,478                48,138
     Less: waivers and reimbursements ........................     (41,795)            (44,283)              (42,800)
                                                                 ---------            --------              --------
     Total expenses after waivers and reimbursements .........      22,372              18,195                 5,338
                                                                 ---------            --------              --------
   Net investment income/(loss) ..............................      14,251               9,671                  (508)
                                                                 ---------            --------              --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
  OPTIONS TRANSACTIONS
   Net realized gain/(loss) from investments .................    (100,352)              4,047               (24,969)
   Net change in unrealized appreciation/(depreciation) on:
     Investments .............................................     (48,461)              3,755               (37,451)
     Options transactions ....................................          --                  --                 4,645
                                                                 ---------            --------              --------
   Net realized and unrealized gain/(loss) on investments
    and options transactions .................................    (148,813)              7,802               (57,775)
                                                                 ---------            --------              --------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................   $(134,562)           $ 17,473              $(58,283)
                                                                 =========            ========              ========

------------
*  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD JANUARY 3, 1997* THROUGH APRIL 30, 1997 (UNAUDITED)

                                                                     FBR                   FBR                   FBR
                                                                  FINANCIAL             SMALL CAP             SMALL CAP
                                                                SERVICES FUND        FINANCIAL FUND       GROWTH/VALUE FUND
                                                                -------------        --------------       -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
   Net investment income/(loss) ...............................  $   14,251             $  9,671              $  (508)
   Net realized gain/(loss) from investments ..................    (100,352)               4,047              (24,969)
   Net change in unrealized appreciation/(depreciation)
     on investments and options transactions ..................     (48,461)               3,755              (32,806)
                                                                 ----------           ----------           ----------
   Net increase/(decrease) in net assets resulting
     from operations ..........................................    (134,562)              17,473              (58,283)
                                                                 ----------           ----------           ----------
Increase in net assets derived from capital
  share transactions ..........................................   8,506,236            7,003,705            1,721,449
                                                                 ----------           ----------           ----------
     Total increase in net assets .............................   8,371,674            7,021,178            1,663,166

NET ASSETS
   Beginning of period ........................................      33,333               33,333               33,334
                                                                 ----------           ----------           ----------
   End of period (includes undistributed net investment
     income of $14,251, $9,671 and $0, respectively) ..........  $8,405,007           $7,054,511           $1,696,500
                                                                 ==========           ==========           ==========

-----------
*  Commencement of investment operations.


The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
       FOR THE PERIOD JANUARY 3, 1997* THROUGH APRIL 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                     FBR                  FBR                   FBR
                                                                  FINANCIAL            SMALL CAP             SMALL CAP
                                                                SERVICES FUND       FINANCIAL FUND       GROWTH/VALUE FUND
                                                                -------------       --------------       -----------------
PER SHARE OPERATING PERFORMANCE**
   Net asset value, beginning of period .........................   $12.00             $12.00                $12.00
                                                                    ------             ------                ------
   Net investment income/(loss)(1) ..............................     0.02               0.02                  0.00
   Net realized and unrealized gain/(loss) on investments
     and options transactions(2) ................................     0.66               0.72                 (0.30)
                                                                    ------             ------                ------
   Net increase/(decrease) in net assets resulting
     from operations ............................................     0.68               0.74                 (0.30)
                                                                    ------             ------                ------
   Net asset value, end of period ...............................   $12.68             $12.74                $11.70
                                                                    ======             ======                ======
   Total investment return(3) ...................................     5.67%              6.17%                (2.50)%
                                                                    ======             ======                ======
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000's omitted) ....................   $8,405              $7,055               $1,697
   Ratio of expenses to average net assets***(1) ................     1.65%              1.65%                 1.65%
   Ratio of net investment income/(loss)
     to average net assets***(1) ................................     1.05%              0.88%                (0.16)%
   Decrease reflected in above expense ratios and net investment
     income/(loss) ratios due to waivers and reimbursements*** ..     3.08%              4.02%                13.22%
   Portfolio turnover rate**** ..................................    34.45%             22.52%                14.09%
   Average commission rate per share(4) .........................  $0.0599            $0.0601               $0.0726

----------
  *  Commencement of investment operations.
 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***  Annualized.
**** Not annualized.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the changes in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return is not annualized.
(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

The accompanying notes are an integral part of the financial statements.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of four series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Growth/Value Fund ("Growth/Value Fund") (collectively, the "Funds") and FBR Information Technologies Fund. Financial Services Fund and Small Cap Financial Fund are diversified portfolios and Growth/Value Fund and FBR Information Technologies Fund are non-diversified portfolios. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund commenced investment operations on January 3, 1997. Currently, shares of the FBR Information Technologies Fund are not being offered.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Funds did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778, 2,778 shares of beneficial interest of Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR" or the "Distributor") on December 16, 1996. Costs of approximately $75,334, $75,334, $75,333 which were incurred by Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, in connection with the organization, including fees and expenses incurred to register and qualify the Funds' shares for distribution under Federal securities regulations, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that the Distributor or any transferee of the Distributor redeems any of its original shares in any of the Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of the Funds are liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:15 p.m., New York time, on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes.Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

available are valued at fair value as determined in good faith by the Funds' Board of Trustees.Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by theBoard of Trustees, are valued at fair value as determined in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

                                                            CALL OPTIONS
                                                     --------------------------
     GROWTH/VALUE FUND                               CONTRACTS         PREMIUMS
     -----------------                               ---------         --------
     Outstanding, at beginning of period ...........        --               --
     Options purchased .............................       160         $104,293
                                                        ------         --------
     Outstanding, at end of period .................       160         $104,293
                                                        ======         ========

REPURCHASE AGREEMENTS -- Under the terms of a repurchase agreement, each Fund has acquired securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, each Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by theFund was delayed pending court action.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES

FBR Fund Advisers, Inc. (the "Adviser") serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive from the Funds a monthly fee equal to an annual rate of 0.90% of each Fund's average daily net assets, computed daily and paid monthly.

The Adviser has voluntarily undertaken to limit each Fund's total operating expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the extent that such expenses exceeded 1.65% of each Fund's average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended April 30, 1997, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                           GROSS     ADVISORY
                                         ADVISORY       FEE           EXPENSE
     FUND                                  FEES       WAIVERS     REIMBURSEMENTS
     ----                                --------    ---------    --------------
     Financial Services Fund ...........  $12,203    $(12,203)       $29,592
     Small Cap Financial Fund ..........    9,924      (9,924)        34,359
     Growth/Value Fund .................    2,912      (2,912)        39,888

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts it may assume.

The Trust, on behalf of each of the Funds, has entered into a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan in effect for the period January 3, 1997 (commencement of investment operations) through April 30, 1997, Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund each paid the Distributor a fee at an annual rate of 0.25% for each Fund. Such fees are based on the average daily net assets in each Fund and are accrued daily and paid monthly. For the period January 3, 1997 (commencement of investment operations) through April 30, 1997, the fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Distributor earned $3,390, $2,757 and $809 for Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively, in distribution fees. The Distributor uses these fees to pay its dealers whose clients hold Fund shares and for other distribution-related activities.

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as administrator for each of the Funds. For providing administrative services BSFM is entitled to receive a monthly fee from each Fund equal to an annual rate of 0.075% of the first $250 million of each Fund's average daily net assets and 0.050% of each Fund's average daily net assets in excess of $250 million, subject to a minimum annual fee of $75,000. For the period ended April 30, 1997, BSFM has waived its minimum annual fee requirement. The Funds will not pay BSFM at a later time for any amounts it may waive.

PFPC Inc. ("PFPC"), provides certain administration and accounting services to the Funds. For providing these services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.075% of the first $1 billion of each Fund's average daily net assets, and 0.050% of each Fund's average daily net assets over $1 billion, subject to a minimum annual fee of $75,000. For the period ended April 30, 1997, PFPC, at its discretion, voluntarily agreed to waive a portion of its fees for each of the Funds. PFPC also acts as the Funds' transfer agent, dividend disbursing agent and registrar.

3. INVESTMENT IN SECURITIES AND OPTIONS

For U.S. federal income tax purposes, the costs of investment in securities and options owned at April 30, 1997, were $8,359,112, $7,121,854 and $1,754,396 for
Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments and options transactions were as follows:

                                                               NET APPRECIATION/
   FUND                          APPRECIATION   DEPRECIATION    (DEPRECIATION)
   ----                          ------------   ------------   -----------------
   Financial Services Fund ......  $122,705      $(186,164)        $(63,459)
   Small Cap Financial Fund .....   125,372       (121,870)           3,502
   Growth/Value Fund ............    62,997        (97,008)         (34,011)

For the period ended April 30, 1997, aggregate purchases and sales of investment in securities and options transactions (excluding short-term investments) were as follows:


   FUND                                PURCHASES           SALES
   ----                               ----------        ----------
   Financial Services Fund .........  $9,282,458        $1,603,670
   Small Cap Financial Fund ........   7,007,627           874,978
   Growth/Value Fund ...............   1,768,203           154,407

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                                       THE
                               FBR FAMILY OF FUNDS
--------------------------------------------------------------------------------
                           FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                         FBR SMALL CAP GROWTH/VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



4. CAPITAL SHARE TRANSACTIONS

As of April 30, 1997, each Fund has an unlimited number of shares authorized with no par value.

Transactions in capital shares for the period January 3, 1997 (commencement of investment operations) through April 30, 1997, were as follows:

                                            SALES                REPURCHASES
                                    ---------------------    -------------------
   FUND                             SHARES       AMOUNT      SHARES      AMOUNT
   ----                             -------    ----------    ------     --------
   Financial Services Fund .......  724,279    $9,298,437    64,396     $795,440
   Small Cap Financial Fund ......  555,207     7,058,895     4,429       55,254
   Growth/Value Fund .............  147,464     1,783,389     5,181       62,572

There is a 1.00% redemption fee on shares redeemed which have been held 90 days or less. During the period, these fees amounted to $3,239, $64 and $632 for Financial Services Fund, Small Cap Financial Fund and Growth/Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the securities value, in the form of cash or U.S. Government or agency obligations, plus any interest due thereon, which collateral must be marked to market daily by the Adviser. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the related collateral cash and indemnification received at April 30, 1997, were as follows:

                                      VALUE OF SECURITIES    VALUE OF COLLATERAL
   FUND                                     ON LOAN          AND INDEMNIFICATION
   ----                               -------------------    -------------------
   Financial Services Fund ...........      $312,767               $321,451
   Small Cap Financial Fund ..........       322,087                334,445
   Growth/Value Fund .................       182,112                197,525

The cash collateral was reinvested into a repurchase agreement which was in turn collateralized by Resolution Trust Corp., Collateralized Mortgage Obligations.

Income from securities lending is included under the caption INTEREST in the Statement of Operations.

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



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


        THE
FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209
1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

INVESTMENT ADVISER
   FBR Fund Advisers, Inc.
   Potomac Tower
   1001 Nineteenth Street North
   Arlington, VA 22209

DISTRIBUTOR
   Friedman, Billings, Ramsey & Co., Inc.
   Potomac Tower
   1001 Nineteenth Street North
   Arlington, VA 22209

ADMINISTRATOR
   Bear Stearns Funds Management Inc.
   245 Park Avenue
   New York, NY 10167

ADMINISTRATION AND ACCOUNTING SERVICES/
TRANSFER AGENT
   PFPC INC.
   Bellevue Corporate Center
   400 Bellevue Parkway
   Wilmington, DE 19809

CUSTODIAN
   Custodial Trust Company
   101 Carnegie Center
   Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS
   Arthur Andersen LLP
   8000 Towers Cresent Drive
   Vienna, VA 22182

COUNSEL
   Dechert Price & Rhoads
   1500 K Street, N.W.
   Washington, DC 20005

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.